Components of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
U.S. Federal	$ 48,359	$ 47,263	$ 82,333
State	9,362	10,031	12,162
Foreign	8,078	7,229	6,461
Current	65,799	64,523	100,956
Deferred:
U.S. Federal	2,603	7,082	(13,254)
State	446	1,600	(1,519)
Foreign	(1,771)	(392)	4,038
Deferred	1,278	8,290	(10,735)
Income tax expense	$ 67,077	$ 72,813	$ 90,221